Other Comprehensive (Loss) Income and Accumulated Other Comprehensive Loss - Changes in Accumulated Other Comprehensive Loss (AOCL) by Component (Parenthetical) (Detail) (CAD)
In Millions, unless otherwise specified
	3 Months Ended		12 Months Ended
	Sep. 30, 2013	Jun. 30, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss) [Line Items]
Income tax recovery	(7)	(11)	(562)	(250)	(152)
Net income			1,476	875	484
Reclassification out of Accumulated Other Comprehensive Income [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Amortization of prior service costs			(68)	(58)
Recognition of net actuarial loss			192	272
Total before income tax			124	214
Income tax recovery			(32)	(57)
Net income			92	157